Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - Option [Member] - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) [Line Items]
Option Outstanding, Weighted Average Exercise Price	$ 2,025	$ 2.43	$ 8.93	$ 135
Option Outstanding, Number Outstanding	8,817	8,448,568	2,073,568	144,817
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 3 months 14 days	9 years 3 months 29 days	8 years 10 months 2 days	9 years 3 months 21 days
Option Exercisable, Weighted Average Exercise Price		$ 2.78	$ 8.45
Option Exercisable, Number Exercisable		6,822,306	2,072,306
Option Exercisable, Weighted Average Remaining Contractual Life (in years)		9 years 3 months 10 days	8 years 10 months 2 days